Other current assets	12 Months Ended
Mar. 31, 2013
Other current assets

8. Other current assets:

Other current assets as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Other receivable	¥10,802	¥13,740
Deferred tax assets (Note 16)	6,448	12,787
Costs on uncompleted construction contracts	—	5,799
Time deposit	7,810	1,552
Other	10,022	14,481

	¥35,082	¥48,359

“Other” primarily consists of taxes receivable and prepaid expenses.